Income tax	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Income tax

3. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,116	1,395	2,123	2,343
In respect of current period U.S.	(1)	(2)	(2)	(2)

	1,115	1,393	2,121	2,341
Deferred tax:
In respect of current period U.S.	(7)	(9)	(13)	(9)
In respect of prior period U.S.	—	(1)	—	(40)

Income tax credit	1,108	1,383	2,108	2,292

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	June 30, 2019	December 31, 2018
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	6,362	4,239
U.S. tax	11	24

	6,373	4,263

Deferred tax asset
U.S. deferred tax asset	34	47